Risk/Return Detail Data - FidelitySustainableUSEquityFund-AMCIZPRO	Jul. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Summer Street Trust
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity® Sustainable U.S. Equity Fund /Fidelity Advisor® Sustainable U.S. Equity Fund A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Sustainable U.S. Equity Fund seeks long-term growth of capital.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Sep. 30, 2025
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 45 % of the average value of its portfolio.
Portfolio Turnover, Rate	45.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 36 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing primarily in equity securities. Normally investing at least 80% of assets in equity securities of U.S. companies that Fidelity Management & Research Company LLC (FMR) (the Adviser) believes have proven or improving sustainability practices based on an evaluation of such companies' individual environmental, social and governance (ESG) profile. An issuer is deemed to be located in the U.S. if the principal trading market for the security is in the United States or the issuer is organized under the laws of the United States. Using the Adviser's proprietary ESG ratings process to evaluate the current state of an issuer's sustainability practices using a data-driven framework that includes both proprietary and third-party data, and also provide a qualitative forward-looking assessment of an issuer's sustainability outlook provided by the Adviser's fundamental research analysts and ESG team. The Adviser's ESG ratings of issuers are derived from multiple factors, including an issuer's environmental profile, which may include, but is not limited to, carbon and toxic emissions, water management, waste management, vulnerability to the physical impacts of climate change, and research and investment into products, services, and energies that reduce emissions and/or provide opportunities to transition to less carbon-intensive products or operations. An assessment of an issuer's social profile includes, but is not limited to, its approach to diversity and inclusion, human capital management, data privacy, product safety and human rights. With respect to governance, the independence and diversity of an issuer's board, its compensation practices and board oversight of critical ESG issues are considered as part of the assessment. These factors are weighted based on how material the Adviser believes each factor is to an issuer's financial outlook, and not all factors may be applicable to all issuers. Investing in issuers that the Adviser believes deliver tangible environmental or social impact through core business operations. An assessment of the impact characteristics of an issuer may involve corporate engagement and an analysis of issuer alignment with the United Nations Sustainable Development Goals using qualitative analysis as well as proprietary or third-party data. For example, issuers that provide access to clean water, education, or clean energy through their core business may be considered to deliver tangible impact. Investing in securities of domestic and foreign issuers. In addition to the ESG ratings process, using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments. Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see "Fund Basics - Investment Details - Sustainable Investing Exclusions" for additional information.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Jun. 15, 2021
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Jun. 30, 2024
Bar Chart, Year to Date Return	12.56%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2023
Highest Quarterly Return	12.24%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(16.65%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.62%	[3]
Total annual operating expenses	1.59%
Fee waiver and/or expense reimbursement	0.44%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.15%
1 year	$ 685
3 years	993
5 years	1,338
10 years	2,308
1 Year	685
3 Years	993
5 Years	1,338
10 Years	$ 2,308
2022	(19.80%)
2023	24.33%
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.62%	[3]
Total annual operating expenses	1.84%
Fee waiver and/or expense reimbursement	0.44%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.40%
1 year	$ 488
3 years	853
5 years	1,257
10 years	2,386
1 Year	488
3 Years	853
5 Years	1,257
10 Years	$ 2,386
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[5]
Management fee	0.72%	[2],[3]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.62%	[3]
Total annual operating expenses	2.34%
Fee waiver and/or expense reimbursement	0.44%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.90%
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 293
3 years	674
5 years	1,196
10 years	2,442
1 Year	193
3 Years	674
5 Years	1,196
10 Years	$ 2,442
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.65%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.62%	[3]
Total annual operating expenses	1.27%
Fee waiver and/or expense reimbursement	0.37%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.90%
1 year	$ 92
3 years	353
5 years	649
10 years	1,490
1 Year	92
3 Years	353
5 Years	649
10 Years	$ 1,490
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.56%	[2],[3]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.62%	[3]
Total annual operating expenses	1.18%
Fee waiver and/or expense reimbursement	0.43%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.75%
1 year	$ 77
3 years	317
5 years	593
10 years	1,380
1 Year	77
3 Years	317
5 Years	593
10 Years	$ 1,380
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Return Before Taxes | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	17.18%
Since Inception	1.81%	[6]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Return Before Taxes | Fidelity Advisor Sustainable U.S. Equity Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	19.64%
Since Inception	2.49%	[7]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Return Before Taxes | Fidelity Advisor Sustainable U.S. Equity Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	22.36%
Since Inception	3.43%	[8]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Return Before Taxes | Fidelity Advisor Sustainable U.S. Equity Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	24.70%
Since Inception	4.47%	[9]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | Return Before Taxes | Fidelity Advisor Sustainable U.S. Equity Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	24.87%
Since Inception	4.61%	[10]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	17.12%
Since Inception	1.71%	[6]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | After Taxes on Distributions and Sales | Fidelity Advisor Sustainable U.S. Equity Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	10.22%
Since Inception	1.38%	[6]
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | RS003
Risk/Return:
Label	Russell 3000® Index
Past 1 year	25.96%
Since Inception	4.73%
FidelitySustainableUSEquityFund-AMCIZPRO | Fidelity Sustainable U.S. Equity Fund | IXWX9
Risk/Return:
Label	MSCI USA IMI ESG Leaders Index
Past 1 year	27.82%
Since Inception	6.05%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
B The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the Russell 3000® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.24%, 0.24%, 0.17%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	A Adjusted to reflect current fees.
[4]
C Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, Class I, and Class Z of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.15%, 1.40%, 1.90%, 0.90%, and 0.75% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, Class I, or Class Z of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through September 30, 2025 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[5]	B On Class C shares redeemed less than one year after purchase.
[6]	A From June 15, 2021 .
[7]	B From June 15, 2021 .
[8]	C From June 15, 2021 .
[9]	D From June 15, 2021 .
[10]	E From June 15, 2021 .